Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings

NOTE 11 – BORROWINGS

Borrowings as of December 31, 2021 and December 31, 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Credit facilities	$825,267	$427,287
Financial liabilities	549,178	63,882
Total borrowings	$1,374,445	$491,169
Less: Current portion of long-term borrowings, net	(255,137)	(201,835)
Less: Deferred finance costs, net	(12,736)	(4,312)
Long-term borrowings, net	$1,106,572	$285,022

As of December 31, 2021, the total borrowings, net of deferred finance costs under the Navios Partners' credit facilities were $1,361,709.

Term Loan B Facility: On March 14, 2017, Navios Partners completed the issuance of a $405,000 Term Loan B Facility. The Term Loan B Facility bore an interest rate of LIBOR plus 500 bps, it was set to mature on September 14, 2020 and was repayable in equal quarterly installments of 1.25% of the initial principal amount. Navios Partners used the net proceeds of the Term Loan B Facility to: (i) refinance a Term Loan B Facility existing at the time; and (ii) pay fees and expenses related to the Term Loan B. On August 10, 2017, Navios Partners completed the issuance of a $53,000 add-on to the Term Loan B Facility. The add-on to the Term Loan B Facility bore the same terms as the Term Loan B Facility. Navios Partners used the net proceeds to partially finance the acquisition of three vessels.

During the year ended December 31, 2018, four drybulk vessels were released from security of the Term Loan B Facility and in exchange, five drybulk vessels and $2,000 in cash substituted the released vessels, as collateral to the Term Loan B Facility. In April and May 2019, Navios Partners prepaid $73,478 and released five vessels from the collateral package of the Term Loan B Facility. In August 2019, Navios Partners prepaid $85,500 and released five vessels from the collateral package of the Term Loan B Facility. On October 10, 2019, Navios Partners fully prepaid the Term Loan B Credit Facility's outstanding balance of $253.8 million initially repayable on September 14, 2020. Following the prepayments, an amount of $1,973 and $4,101 was written off from the deferred fees and discount, respectively, and presented under the caption “Interest expense and finance costs” in the Consolidated Statement of Operations.

BNP PARIBAS Credit Facilities: On June 26, 2017, Navios Partners entered into a credit facility with BNP PARIBAS of up to $32,000 (divided into two tranches) in order to partially finance the acquisition of the Navios Ace and the Navios Sol. On June 28, 2017, the first tranche of credit facility of $17,000 was drawn. On July 18, 2017, the second tranche of credit facility of $15,000 was drawn. On December 13, 2018, Navios Partners repaid the outstanding balance of the first tranche in the amount of $15,070. Following this repayment, an amount of $117 was written-off from the deferred finance fees. On April 9, 2019, Navios Partners amended the existing credit facility, in order to refinance two vessels and replace the existing collateral under the credit facility. The facility matured in the third quarter of 2021 and bore interest at LIBOR plus 300 bps per annum. In May 2021, the outstanding balance of the loan amounting to $7,377 was prepaid and refinanced.

On April 28, 2021, Navios Partners entered into new credit facility with BNP PARIBAS for a total amount of $40,000 to refinance the existing credit facility dated June 26, 2017, as amended on April 9, 2019 and to finance the acquisition of two 2012 built 2,782 TEU containerships. On May 10, 2021, the full amount of the credit facility was drawn. As of December 31, 2021, the remaining outstanding balance was $37,143 and is repayable in 14 equal consecutive quarterly installments of $1,429 each, with a final balloon payment of $17,140 to be repaid on the last repayment date. The facility matures in the second quarter of 2025 and bears interest at LIBOR plus 285 bps per annum.

DVB Credit Facilities: On July 31, 2018, Navios Partners entered into a credit facility with DVB Bank S.E. of up to $44,000 (divided into two tranches) in order to finance the acquisition of the Navios Sphera and the Navios Mars. The amounts of $17,500 and $26,500 were drawn on August 30, 2018. Pursuant to the supplemental letter dated March 30, 2021, the repayment was amended. As of December 31, 2021, the remaining outstanding balance of the DVB credit facility was $33,633 and is repayable in four consecutive quarterly installments of $798 each, with a final balloon payment of $30,443 to be repaid on the last repayment date. The facility matures in the fourth quarter 2022 and bears interest at LIBOR plus 290 bps per annum.

On February 12, 2019, Navios Partners entered into a credit facility with DVB Bank S.E. of up to $66,000 (divided into four tranches) in order to refinance the DVB credit facility dated June 28, 2017 and three capesize vessels previously included in the Term Loan B collateral package. On April 15, 2019, Navios Partners drew the two tranches of $15,675 each. On October 10, 2019, Navios Partners drew the two additional tranches of $14,820 each. Pursuant to the supplemental letter dated March 30, 2021, as of December 31, 2021 the remaining outstanding balance of the facility was $41,593 and is repayable in five consecutive quarterly installments of $1,859 each, with a final balloon payment of $32,297, to be repaid on the last repayment date. The facility matures in the first quarter of 2023 and bears interest at LIBOR plus 260 bps per annum.

HCOB Credit Facilities: On September 26, 2019, Navios Partners entered into a new credit facility with Hamburg Commercial Bank AG of up to $140,000 in order to refinance eight drybulk vessels and five Containerships, previously included in the Term Loan B collateral package. On October 10, 2019, the amount of $140,000 of credit facility was drawn. The facility matured in the third quarter of 2021 and bore interest at LIBOR plus 320 bps per annum. In June 2021, the outstanding balance of the loan amounting to $107,750 was prepaid and refinanced.

On May 11, 2021, Navios Partners entered into a new credit facility with Hamburg Commercial Bank for a total amount of up to $160,000, in order to: (i) refinance its existing HCOB credit facility dated September 26, 2019; (ii) refinance the existing facility of one dry bulk vessel; and (iii) to partially finance the acquisition of one dry bulk vessel. On June 8, 2021, the full amount of the credit facility was drawn. In October 2021, following the sale of one 2006-built panamax vessel, the amount of $3,836 was prepaid. Following the partial prepayment, as of December 31, 2021, the outstanding balance of the credit facility was $143,820 and is repayable in six consecutive quarterly installments of $6,094 each and eight consecutive quarterly installments of $3,656 each, with a final balloon payment of $78,004 to be repaid on the last repayment date. The facility matures in the second quarter of 2025, bears interest at LIBOR plus 310 bps per annum.

Hellenic Bank Credit Facility: On June 25, 2020, the Company entered into a new credit facility with Hellenic Bank Public Company Limited in order to partially refinance the ABN credit facility dated December 12, 2019, relating to four of the containerships acquired from Navios Europe I, of up to $17,000. In the first quarter of 2021, following the sale of a 2006-built Containership of 3,398 TEU and a 2007-built Containership of 3,091 TEU, an aggregate amount of $7,893 was prepaid. On April 23, 2021, Navios Partners extended the credit facility with Hellenic Bank Public Company Limited dated June 25, 2020 for an amount of $8,850 in order to partially finance the acquisition of one containership from Navios Acquisition. On April 28, 2021, the amount of $8,850 was drawn. In August 2021, following the sale of one 2006-built containership of 2,824 TEU, the amount of $3,998 was prepaid. In October 2021, an additional amount of $468 was prepaid. As of December 31, 2021, the remaining outstanding balance was $10,094 and is repayable in two consecutive quarterly installments of $858 each, two consecutive quarterly installments of $437 each, seven consecutive quarterly installments of approximately $296 each and one quarterly installment of approximately $437 with a final balloon payment of $4,993 to be repaid on the last repayment date. The credit facility matures in the fourth quarter of 2024 and bears interest at LIBOR plus a margin ranging from 300 bps to 350 bps per annum.

Nordea/Skandinaviska Enskilda/NIBC Credit Facilities: On March 26, 2018, Navios Partners entered into a new credit facility with Nordea Bank AB, Skandinaviska Enskilda BanKen AB and NIBC Bank N.V. of up to $14,300 (divided into two tranches) in order to partially finance the acquisition of the Navios Symmetry and the Navios Altair I. On May 18, 2018, the first tranche of the credit facility of $7,150 was drawn. On June 1, 2018 the second tranche of the March 2018 credit facility of $7,150 was drawn. On December 13, 2018, Navios Partners repaid the outstanding balance of the second tranche in the amount of $6,554. Following this repayment, an amount of $95 was written-off from the deferred finance fees. As of December 31, 2021, the outstanding balance of the credit facility was $2,978 and is repayable in six equal consecutive quarterly installments of $298 each, with a final balloon payment of $1,190 to be repaid on the last repayment date. The facility matures in the second quarter of 2023 and bears interest at LIBOR plus 300 bps per annum.

On December 28, 2018, Navios Partners entered into a new credit facility with NIBC Bank N.V. of up to $28,500 (divided into three tranches) in order to refinance three Ultra-Handymax vessels, previously included in the Term Loan B collateral package. On May 8, 2019, the first tranche of the credit facility of $11,915 was drawn. On October 10, 2019, the two remaining tranches of the credit facility of $13,475 in total were drawn. Following an amendment in December 2020, one Ultra-Handymax vessel was released from security of the credit facility and one other Handymax vessel was collateralized. As of December 31, 2021, the outstanding balance of the credit facility was $18,873 and is repayable in eight consecutive quarterly installments of $751 each, with a final balloon payment of $12,862 to be repaid on the last repayment date. The facility matures in the fourth quarter of 2023 and bears interest at LIBOR plus 275 bps per annum.

ABN Credit Facilities: On December 12, 2019, the Company entered into a new credit facility with ABN Amro Bank N.V. of up to $23,500 in order to finance the acquisition of the five container vessels from Navios Europe I which had subsequently been refinanced from Hellenic Bank Public Company Limited in June 2020. On September 30, 2020, the Company entered into a second supplemental agreement with ABN Amro Bank N.V., to extend the terms of the then outstanding balance. The credit facility matured in the second quarter of 2021 and bore interest at LIBOR plus 400 bps per annum up to February 28, 2021 and 600 bps per annum up to maturity date. In January 13, 2021, the outstanding balance of the loan amounting to $3,369 was fully repaid.

On June 26, 2020, the Company entered into a new credit facility with ABN Amro Bank N.V. of up to $32,200 in order to finance the acquisition of the five drybulk vessels acquired from Navios Europe II. In March 2021, following the sale of one 2011-built Ultra-Handymax vessel of 56,557 dwt, the amount of $4,581 was prepaid. The facility matured in the second quarter of 2021 and bore interest at LIBOR plus 400 bps per annum up to December 31, 2020 and 425 bps per annum up to maturity date. In June 2021, the outstanding balance of the loan amounting to $21,525 was prepaid and refinanced.

DORY Credit Facility: On December 16, 2019, the Company entered into a credit facility with Dory Funding DAC of up to $37,000 in order to finance the acquisition of four drybulk vessels. The facility was scheduled to mature in the third quarter of 2022 and bore interest at LIBOR plus 475 bps per annum for the first twelve-month period after the utilization date, 600 bps for the following twelve-month period and 700 bps for the period commencing 24 months after the utilization date through the termination date. On January 25, 2021, an amount of $9,500 was repaid under the facility for the release of one handymax vessel. In June 2021, the outstanding balance of the loan amounting to $24,975 was prepaid and refinanced.

NBG Credit Facility: On June 17, 2021, Navios Partners entered into a new credit facility with National Bank of Greece for a total amount of up to $43,000, in order to refinance the existing credit facilities of six dry bulk vessels. On June 18, 2021, the full amount was drawn. In August 2021, following the sale of one 2005-built Panamax vessel of 74,759 dwt, the amount of $6,019 was prepaid. As of December 31, 2021, the remaining outstanding balance was $34,401 and is repayable in two consecutive quarterly installments of $1,290 each followed by 16 consecutive quarterly installments of $1,075 each, together with a final balloon payment of $14,620 to be paid on the last repayment date. The facility matures in the second quarter of 2026 and bears interest at LIBOR plus 300 bps per annum.

DNB BANK ASA Credit Facilities: On April 5, 2019, Navios Partners entered into a new credit facility with DNB Bank ASA of up to $40,000 (divided into two tranches) in order to refinance two Capesize vessels, previously included in the Term Loan B collateral package. On October 10, 2019, the two tranches of the credit facility of $34,350 were drawn. The facility was scheduled to mature in the second quarter of 2024 and bore interest at LIBOR plus 275 bps per annum. In December 2021, the outstanding balance of the loan amounting to $26,710 was prepaid and refinanced and the vessels were released from the facility.

On August 19, 2021, Navios Partners entered into a new credit facility with DNB Bank ASA for a total amount of up to $18,000, in order to finance part of the acquisition cost of the Navios Azimuth. On August 20, 2021, the full amount was drawn. As of December 31, 2021, the remaining outstanding balance was $17,360 and is repayable in 19 consecutive quarterly installments of $640 each together with a final balloon payment of $5,200 to be paid on the last repayment date. The facility matures in the third quarter of 2026 and bears interest at LIBOR plus 285 bps per annum.

On December 13, 2021, Navios Partners entered into a new sustainability linked credit facility with DNB Bank ASA of up to $72,710 for the refinancing of the existing credit facilities of three tanker vessels and two dry bulk vessels. On December 15, 2021, the full amount was drawn. As of December 31, 2021, the total outstanding balance was $72,710 and is repayable in 19 consecutive quarterly installments of $2,230 each following a final balloon payment of $30,340 to be paid on the last repayment date. The facility matures in the fourth quarter of 2026 and bears interest at LIBOR plus a margin (ranging from 270 bps to 280 bps per annum depending on the emission efficiency ratio of the vessels as defined in the loan agreement).

CACIB Credit Facilities: On July 4, 2019, Navios Partners entered into a new credit facility with Credit Agricole Corporate and Investment Bank (“CACIB”) of up to $52,800 (divided into four tranches) in order to refinance three Capesize vessels and one Panamax vessel, previously included in the Term Loan B collateral package. In August 2019, the three tranches of the credit facility of $36,516, in total were drawn. In October 2019, the fourth tranche of the credit facility of $16,284 was drawn. On August 23, 2021, Navios Partners prepaid $11,404 of the credit facility and released one vessel from the collateral package of the credit facility. The Company entered into a new sale and leaseback agreement of $15,000 for the released vessel (see also Financial Liabilities below). As of December 31, 2021, the remaining outstanding balance of the credit facility was $26,496 and is repayable in seven consecutive six-month installments of $2,300 each, with a final balloon payment of $10,396 to be repaid on the last repayment date. The facility matures in the second quarter of 2025 and bears interest at LIBOR plus 275 bps per annum.

On September 28, 2020, the Company entered into a credit facility with CACIB, of up to $33,000 in order to finance the acquisition of the two drybulk vessels acquired from Navios Holdings. The facility was drawn in full on September 30, 2020 and bore interest at LIBOR plus 325 bps per annum. In March 30, 2021, the outstanding balance of the loan amounting to $32,150 was prepaid and refinanced.

On March 23, 2021, Navios Partners entered into a new credit facility with CACIB of $58,000 in order to refinance the CACIB credit facility dated September 28, 2020 and to partially finance the acquisition of the Navios Centaurus and the Navios Avior. On March 30, 2021, the full amount was drawn. As of December 31, 2021, the remaining outstanding balance was $52,400 is repayable in 17 consecutive quarterly installments of $1,600 each, together with a final balloon payment of $25,200 to be repaid on the last repayment date. The credit facility matures in the first quarter of 2026 and bears interest at LIBOR plus 300 bps per annum.

Upon completion of the NMCI Merger, Navios Partners assumed the following credit facilities:

ABN AMRO BANK N.V Facility: On December 3, 2018, Navios Containers entered into a facility agreement with ABN AMRO for an amount of up to $50,000 divided into two tranches: (i) the first tranche is for an amount of up to $41,200 in order to refinance the outstanding debt of four containerships and to partially finance the acquisition of one containership; and (ii) the second tranche is for an amount of up to $8,800 in order to partially finance the acquisition of one containership. This loan bears interest at a rate of LIBOR plus 350 bps. Navios Containers drew the entire amount under this facility, net of the loan’s discount of $500 in the fourth quarter of 2018. On June 28, 2019, Navios Containers entered into a supplemental agreement with ABN AMRO, under which Navios Containers made a partial prepayment of the loan in the aggregate amount of $9,400 and two containerships were released from the facility. In December 2021, following an additional supplemental agreement with the ABN AMRO, the Company made a partial prepayment of the loan in the aggregate amount of $2,000 and three containerships were released from the facility. As of December 31, 2021, the remaining outstanding balance of the credit facility was $13,050 and is repayable in four equal consecutive quarterly installments of $750 each, with a final balloon payment of $10,050 to be repaid on the last repayment date. The facility matures in the fourth quarter of 2022 and bears interest at LIBOR plus 350 bps per annum.

BNP Paribas Facility: On June 26, 2019, Navios Containers entered into a facility agreement with BNP Paribas for an amount of up to $54,000 to refinance the existing facilities of seven containerships. On June 27, 2019, Navios Containers drew $48,750 net of loan’s discount of $405. As of December 31, 2021, the remaining outstanding balance of the credit facility was $30,469 and is repayable in ten equal consecutive quarterly installments of approximately $1,693 each, with a final balloon payment of $13,542 to be repaid on the last repayment date. The loan bears interest at a rate of LIBOR plus 300 bps and matures in the second quarter of 2024.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners assumed the following credit facilities:

8 1/8% First Priority Ship Mortgages: On August 26, 2021, Navios Acquisition called for redemption all of its outstanding 8 1/8% First Priority Ship Mortgages (“Ship Mortgage Notes”) by delivery of a redemption notice to the registered holders of the Ship Mortgage Notes and remitted to the indenture trustee the aggregate redemption price payable to the holders of the Ship Mortgage Notes to satisfy and discharge Navios Acquisition’s obligations under the indenture relating to the Ship Mortgage Notes. Navios Acquisition funded the approximately $397,478 aggregate redemption price with net proceeds from (i) the sale by Navios Acquisition pursuant to the NNA Merger (in reliance on the exemption from registration provided for under Section 4(a)(2) of the Securities Act) of 44,117,647 shares of Navios Acquisition common stock to Navios Partners for an aggregate purchase price of $150,000, and borrowings under the Hamburg Commercial Bank AG facility dated in August 2021 and BNP Paribas S.A. Bank facility dated in August 2021. The Ship Mortgage Notes were redeemed in full on September 25, 2021.

DVB Bank S.E. and Credit Agricole Corporate and Investment Bank: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Credit Agricole Corporate and Investment Bank of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility was repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment started three months after the delivery of the respective vessel and bore interest at a rate of LIBOR plus: (a) up to but not including the drawdown date, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum. On December 15, 2021, the outstanding balance of the loan amounting to $33,594 was prepaid and refinanced.

BNP Paribas S.A. Bank Facilities: On December 18, 2015, Navios Acquisition, through certain of its wholly owned subsidiaries, entered into a term loan facility agreement of up to $44,000 with BNP Paribas, as agent and the lenders named therein, for the partial post-delivery financing of a LR1 product tanker and a MR2 product tanker. The credit facility was repayable in 12 equal consecutive semi-annual installments in the amount of $2,000 each, with a final balloon payment of $20,000 repaid on the last repayment date. The loan matured in December 2021. The loan bore interest at LIBOR plus 230 bps per annum. In December 2021, the outstanding balance of the loan amounting to $22,000 was fully repaid.

In August 2021, Navios Acquisition, entered into a loan facility agreement of up to $96,000 with BNP Paribas, in order to partially refinance the existing indebtedness of five tanker vessels. Pursuant to an amendment in December 2021, one container vessel was added as collateral. Following the amendment, as of December 31, 2021, the remaining outstanding balance of the credit facility was $91,375 and is repayable in 15 equal consecutive quarterly installments in the amount of $5,000 each, with a final balloon payment of $16,375 to be repaid on the last repayment date. The facility matures in the third quarter of 2025 and bears interest at LIBOR plus 285 bps per annum.

Hamburg Commercial Bank AG Facilities: In June 2017, Navios Acquisition entered into a loan facility for an amount of $24,000 to refinance the credit facility with ABN AMRO Bank N.V. of its two chemical tankers. The facility was repayable in 17 equal consecutive quarterly installments of $572 each, with a final balloon payment of the balance to be repaid on the last repayment date. The facility was scheduled to mature in September 2021 and bore interest at LIBOR plus 300 bps per annum. In August 2021, the outstanding balance of the loan amounting to $14,847 was prepaid and refinanced.

In October 2019, Navios Acquisition entered into a loan agreement with Hamburg Commercial Bank AG of up to $31,800 in order to refinance the existing facility of one VLCC. The facility was repayable in four quarterly installments of $846 each with a final balloon payment of $28,416 repayable on the last repayment date. The facility was expected to mature in October 2020 and bore interest at LIBOR plus 280 bps per annum. In October 2020, Navios Acquisition extended the maturity date of the loan to October 2024. The remaining balance of the facility was repayable in 16 quarterly installments of $846 each with a final balloon payment of $14,880 repayable on the last repayment date and bore interest at LIBOR plus 390 bps per annum. In August 2021, the outstanding balance of the loan amounting to $25,878 was prepaid and refinanced.

In August 2021, Navios Acquisition entered into a loan agreement with Hamburg Commercial Bank AG of $190,216 in order to partially refinance the existing indebtedness of seven tanker vessels. Pursuant to an amendment in December 2021, two container vessels were added as collaterals. Following the amendment and as of December 31, 2021, the remaining outstanding balance of the credit facility was $182,872 and is repayable in ten quarterly installments of $7,343 each, and four quarterly installments of $4,518 each, with a final balloon payment of $91,367, to be repaid on the last repayment date. The facility matures in the second quarter of 2025 and bears interest at LIBOR plus 295 bps per annum.

Eurobank S.A: In June 2020, Navios Acquisition entered into a loan agreement with Eurobank S.A. of $20,800 in order to refinance two LR1s. As of December 31, 2021, the remaining outstanding balance of the credit facility was $16,000 and is repayable in ten quarterly installments of $800 each with a final balloon payment of $8,000 repayable on the last repayment date. The facility matures in the second quarter of 2024 and bears interest at LIBOR plus 300 bps per annum.

Financial Liabilities

In December 2018, the Company entered into two sale and leaseback agreements of $25,000 in total, with unrelated third parties for the Navios Fantastiks and the Navios Beaufiks. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. Navios Partners is obligated to make 69 and 60 consecutive monthly payments, respectively, of approximately $161 and $155 each, respectively, commencing in December 2018. As of December 31, 2021, the outstanding balance under the sale and leaseback agreements of the Navios Fantastiks and the Navios Beaufiks was $18,520 in total. The agreements mature in the third quarter of 2024 and fourth quarter of 2023, respectively, with a purchase obligation of $6,300 per vessel on the last repayment date.

On April 5, 2019, the Company entered into a new sale and leaseback agreement of $20,000, with unrelated third parties for the Navios Sol, a 2009-built Capesize vessel of 180,274 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On April 11, 2019, the amount of $20,000 was drawn. Navios Partners is obligated to make 120 consecutive monthly payments of approximately $190 each that commenced in April 2019. As of December 31, 2021, the outstanding balance under the sale and leaseback agreement of the Navios Sol was $16,843. The agreement matures in the second quarter of 2029, with a purchase obligation of $6,300 on the last repayment date.

On June 7, 2019, the Company entered into a new sale and leaseback agreement of $7,500, with unrelated third parties for the Navios Sagittarius, a 2006-built Panamax vessel of 75,756 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2019, the amount of $7,500 was drawn. Navios Partners is obligated to make 36 consecutive monthly payments of approximately $178 each that commenced in June 2019. As of December 31, 2021, the outstanding balance under the sale and leaseback agreement of the Navios Sagittarius was $2,820. The agreement matures in the second quarter of 2022, with a purchase obligation of $2,000 on the last repayment date.

On July 2, 2019, the Company entered into a new sale and leaseback agreement of $22,000, with unrelated third parties for the Navios Ace, a 2011-built Capesize vessel of 179,016 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On July 24, 2019, the amount of $22,000 was drawn. Navios Partners is obligated to make 132 consecutive monthly payments of approximately $198 each that commenced in July 2019. As of December 31, 2021, the outstanding balance under the sale and leaseback agreement of the Navios Ace was $19,113. The agreement matures in the third quarter of 2030, with a purchase obligation of $6,300 on the last repayment date.

In June 2021, the Company entered into a new sale and leaseback agreement of $15,000, with unrelated third parties for the Navios Bonavis, a 2009- built Capesize vessel of 180,022 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2021, the amount of $15,000 was drawn. Navios Partners is obligated to make 72 consecutive monthly payments of approximately $192 that commenced in June 2021. The agreement matures in the second quarter of 2027, with a purchase obligation of $5,000 on the last repayment date. As of December 31, 2021, the outstanding balance under the sale and leaseback agreement of the Navios Bonavis was $14,148.

In June 2021, the Company entered into a new sale and leaseback agreement of $18,500, with unrelated third parties for the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2021, the amount of $18,500 was drawn. Navios Partners is obligated to make 108 consecutive monthly payments of approximately $186 each that commenced in June 2021. The agreement matures in the second quarter of 2030, with a purchase obligation of $5,000 on the last repayment date. As of December 31, 2021, the outstanding balance under the sale and leaseback agreement of the Navios Ray was $17,784.

On August 16, 2021, the Company entered into a new sale and leaseback agreement of $15,000 with an unrelated third party for the Navios Pollux, a 2009-built Capesize vessel of 180,727 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On August 25, 2021, the amount of $15,000 was drawn. Navios Partners is obligated to make 72 consecutive monthly payments of approximately $192 each that commenced in August 2021. The agreement matures in the third quarter of 2027, with a purchase obligation of $5,000 on the last repayment date. As of December 31, 2021, the outstanding balance under the sale and leaseback agreement of the Navios Pollux was $14,394.

Upon completion of the NMCI Merger, Navios Partners assumed the following financial liabilities:

On May 25, 2018, Navios Containers entered into a $119,000 sale and leaseback transaction with unrelated third parties in order to refinance the outstanding balance of the existing facilities of 18 containerships. Navios Containers has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Containers did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. On June 29, 2018, Navios Containers completed the sale and leaseback of the first six vessels for $37,500. On July 27, 2018 and on August 29, 2018, Navios Containers completed the sale and leaseback of four additional vessels for $26,000. On November 9, 2018, Navios Containers completed the sale and leaseback of four additional vessels for $26,700. Navios Containers did not proceed with the sale and leaseback transaction of the four remaining vessels. In July 2021, following the sale of one 2008-built container vessel of 4,250 TEU, the amount of $4,778 was prepaid. Following the prepayment, Navios Containers is obligated to make 28 monthly payments in respect of all 13 vessels ranging from $254 to $797 each. Navios Containers also has an obligation to purchase the vessels at the end of the fifth year for $41,850. As of December 31, 2021, the outstanding balance under this sale and leaseback transaction was $57,135.

On March 11, 2020, Navios Containers completed a $119,060 sale and leaseback transaction with unrelated third parties to refinance the existing credit facilities of two 8,204 TEU containerships and two 10,000 TEU containerships. Navios Containers has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Containers did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. Navios Containers drew the entire amount on March 13, 2020, net of discount of $1,191. Navios Containers also has an obligation at maturity to purchase: (i) the two 10,000 TEU containerships for $25,500 in the aggregate; and (ii) the two 8,204 TEU containerships for $18,000 in the aggregate. The sale and leaseback agreement: (i) is repayable in 28 quarterly installments of $2,010 each, in the aggregate, matures in March 2027 and bears interest at LIBOR plus 310 bps per annum for the two 10,000 TEU containerships; and (ii) is repayable in 20 quarterly installments of: (a) $16.0 per day, in the aggregate, for the first eight installments; and (b) $6.9 per day, in the aggregate, for the remaining 12 installments, matures in March 2025 and bears interest at LIBOR plus 335 bps per annum for the two 8,204 TEU containerships. As of December 31, 2021, the outstanding balance under this sale and leaseback transaction was $94,747.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners assumed the following financial liabilities:

On March 31, 2018, Navios Acquisition entered into a $71,500 sale and leaseback agreement with unrelated third parties to refinance the outstanding balance of the existing facility on four product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was accounted for as a failed sale. In accordance with ASC 842-40 the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under sale and lease back agreement as a financial liability. In April 2018, the Company drew $71,500 under this agreement. The agreement will be repayable in 24 equal consecutive quarterly installments of approximately $1,490 each, with a repurchase obligation of $35,750 on the last repayment date. The sale and leaseback agreement matures in April 2024 and bears interest at LIBOR plus 305 bps per annum. As of December 31, 2021, the outstanding balance under this agreement was $49,156.

In March and April 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $103,155 in order to refinance $50,250 outstanding on the existing facility on three product tankers and to finance two product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. Following a prepayment made in April 2021, the agreements will be repayable in 17 equal consecutive quarterly installments of $2,267 each, followed by one quarterly installment of $1,369, with a purchase obligation of $33,975 to be repaid on the last repayment date. The sale and leaseback agreements mature in March and April 2026 respectively, and bear interest at LIBOR plus 350 bps per annum. As of December 31, 2021, the outstanding balance under these agreements was $73,886.

In August 2019, Navios Acquisition entered into an additional sale and leaseback agreement of $15,000, with unrelated third parties in order to refinance one product tanker. Navios Acquisition has a purchase option in place and an assessment has been performed indicating that the likelihood of the vessel remaining in the property of the lessor at the end of the lease term is remote. In such a case, the buyer-lessor does not obtain control of the vessel and under ASC 842-40, the transaction was determined to be a failed sale. Navios Acquisition is obligated to make 60 consecutive monthly payments of approximately $156, commencing as of August 2019, with a purchase obligation of $5,625 to be repaid on the last repayment date. The agreement matures in August 2024 and bears interest at LIBOR plus an implied margin of 380 bps per annum. As of December 31, 2021, the outstanding balance under this agreement was $10,469.

In September 2019, Navios Acquisition entered into additional sale and leaseback agreements with unrelated third parties for $47,220 in order to refinance three product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. Following a prepayment made in April 2021, the agreements will be repaid through periods ranging from four to seven years in consecutive quarterly installments of up to $1,362 each, with a purchase obligation of $17,950 to be repaid on the last repayment date. The agreements mature in September 2023 and September 2026 and bear interest at LIBOR plus a margin ranging from 350 bps to 360 bps per annum, depending on the vessel financed. As of December 31, 2021, the outstanding balance under this agreement was $33,709.

In October 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $90,811 in order to refinance six product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repaid through periods ranging from three to eight years in consecutive quarterly installments of up to $2,827 each, with a repurchase obligation of up to $25,810 in total. The sale and leaseback arrangements bear interest at LIBOR plus a margin ranging from 335 bps to 355 bps per annum, depending on the vessel financed. As of December 31, 2021, the outstanding balance under these agreements was $68,198.

In June 2020, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $72,053 in order to refinance one MR1, one MR2 and two LR1s. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. Following a prepayment made in April 2021, the agreements will be repaid through periods ranging from four to seven years in consecutive quarterly installments of up to $1,791 each, with a repurchase obligation of up to $23,913 in total. The sale and leaseback arrangements bear interest at LIBOR plus a margin ranging from 390 bps to 410 bps per annum, depending on vessel financed. As of December 31, 2021, the outstanding balance under the agreements was $58,256.

As of December 31, 2021, the security deposits under certain sale and leaseback agreements were $10,078, and are presented under “Other long-term assets” in the Consolidated Balance Sheets.

Amounts drawn of the credit facilities are secured by first preferred mortgages on certain Navios Partners’ vessels and other collateral and are guaranteed by the respective vessel-owning subsidiaries. The credit facilities and certain financial liabilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’, Angeliki Frangou’s or their affiliates’ ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the Management Agreements.

The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 105% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth ranging from $30,000 to $135,000.

It is an event of default under the credit facilities and certain financial liabilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of December 31, 2021, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.

The annualized weighted average interest rates of the Company’s total borrowings were 4.1%, 4.5% and 6.7% for the years ended December 31, 2021, 2020 and 2019, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Partners outstanding as of December 31, 2021, based on the repayment schedules of the respective credit facilities and financial liabilities (as described above).

Year	Amount
2022	$260,200
2023	284,903
2024	224,023
2025	328,527
2026	162,121
2027 and thereafter	114,671
Total	$1,374,445